Summary of significant accounting policies - Changes in presentation (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassifications
Personnel expenses	₽ (7,765)	₽ (7,748)	₽ (4,286)
Cost of revenues	(16,160)	(10,953)	(7,704)
Selling, general and administrative expenses	₽ (6,213)	(6,099)	(3,796)
As originally presented
Reclassifications
Cost of revenues		(15,129)	(9,763)
Selling, general and administrative expenses		(9,671)	(6,023)
Reclassification
Reclassifications
Personnel expenses		(7,748)	(4,286)
Cost of revenues		4,176	2,059
Selling, general and administrative expenses		₽ 3,572	₽ 2,227